ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Customers Who Accounted For Over 10% Of The Total Consolidated Revenues
Customers who accounted for over 10% of the total consolidated revenues:
	Year ended December 31,
	2017	2016	2015
	US Dollars in thousands

Customer A - Sales of manufactured products	14.6%	16.3%	17.9%

Revenues By Geographic Areas
Revenues by geographic areas:

	Year ended December 31,
	2017	2016	2015
	US Dollars in thousands

Israel	19,730	17,535	20,647
Europe	4,423	8,125	8,382
North America	5,219	7,863	7,504
India	2,362	3,100	4,135
Rest of the world	1,020	442	682

	32,754	37,065	41,350